Gain (loss) on financial instruments, net	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Gain (loss) on financial instruments, net
12.    Gain (loss) on financial instruments, net
The amounts that were recognized in profit or loss related to the results of financial instruments are detailed below:

	December 31,
	2022	2021	2020
Loss on derivative financial instruments and foreign currency exchange, net	(1,920)	(1,870)	(1,813)
Unrealized gain (loss) on financial instruments at FVTPL	—	227	(806)
Realized gain (loss) on financial instruments at FVTPL	510	—	(2,175)
Gain on sale of financial instruments at amortized cost	—	333	—
Realized gain on financial instruments at FVOCI	—	14	—
	(1,410)	(1,296)	(4,794)